Document and Entity Information	May 05, 2023
Cover [Abstract]
Entity Registrant Name	MP Materials Corp. / DE
Amendment Flag	false
Entity Central Index Key	0001801368
Document Type	8-K
Document Period End Date	May 05, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39277
Entity Tax Identification Number	84-4465489
Entity Address, Address Line One	1700 Pavilion Center Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(702)
Local Phone Number	844-6111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.0001 per share
Trading Symbol	MP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false